SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	21 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of prepaid and other current assets

	September 30, 2024	December 31, 2023
Short term deposits	$50,000	$50,000
Deferred offering costs	94,682	100,588
Prepaid insurance D&O	169,011	34,769
Prepaid insurance, other	–	17,884
Prepaid clinical costs	165,417	–
Prepaid exchange fees	30,883	–
Prepaid other	48,279	41,635
Other receivables	–	154
	$558,272	$245,030

Schedule of accounts payable

	September 30, 2024	December 31, 2023
Accounts payable	$331,793	$758,821
Credit cards payable	(28)	1,714
	$331,765	$760,535

Schedule of accrued and other liabilities

	September 30, 2024	December 31, 2023
Accrued payroll	$–	$162,887
Accrued bonus	126,425	262,580
D&O financing	32,052	–
Accrued audit and legal expenses	81,490	89,082
Accrued interest	–	98,685
Accrued board compensation	46,250	92,500
Other accrued liabilities	44,015	151,988
	$330,232	$857,722